Summary of Net Debt Securities Gains (Losses) (Details) - Debt securities [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (48)	$ 60
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(57)	62
Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 9	$ (2)